Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - USD ($)		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Balance as at beginning period		$ 1,129,249	$ 1,553,524
Lease addition		465,312
Lease termination	$ 33,442	(33,442)
Accretion of lease liability		79,205	91,112
Repayment of principal and interest		(564,551)	(515,387)
Balance as at end period		$ 1,075,773	$ 1,129,249